UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

The 504 Fund

(Exact name of registrant as specified in charter)

1741 Tiburon Drive
Wilmington, North Carolina 28403

(Address of principal executive offices) (Zip code)

Robert O. Judge
The 504 Fund
1741 Tiburon Drive
Wilmington, North Carolina 28403

(Name and address of agent for service)

Registrant's telephone number, including area code: (910) 247-4880

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

The 504 Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Description, State, Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value

504 First Lien Loans – 90.89%
Hospitality Properties – 13.87%
D S Hospitality, LLC, California, 3/10/2014(a) (b)	1 Year Libor + 5.160% (5.430% Floor)	5.970%	3/15/2044	$1,654,933	$1,623,533	$1,672,710
Moses Lake Investors, LLC, Washington, 9/18/2014(b) (c)	Prime + 2.250% (5.500% Floor)	5.750%	10/1/2039	997,849	960,660	1,011,143
Vaibhav Laxmi, Inc., Illinois, 8/14/2015(b)	5 Year Libor + 4.750% (6.500% Floor)	6.000%*	9/1/2026	1,650,678	1,650,564	1,678,822
YC Anchorage Hotel Group, L.P., Alaska, 5/8/2014(a) (b)	3 Year Libor + 5.180% (6.180% Floor)	5.380%*	5/15/2044	2,825,358	2,826,826	2,902,839
Total Hospitality Properties						7,265,514

Multi-Purpose Properties – 77.02%
1250 Philadelphia, LLC, California, 10/3/2014(a) (b)	5 Year Libor + 4.000% (5.930% Floor)	5.930%	10/15/2039	2,555,363	2,461,137	2,629,404
413 East 53rd Street, LLC, New York, 2/4/2014(b)	3 Year Libor + 4.170% (4.950% Floor)	4.950%	2/1/2044	1,687,719	1,660,444	1,708,547
7410-7428 Bellaire, LLC, California, 8/22/2014(a) (b)	5 Year Libor + 4.000% (5.780% Floor)	5.780%	9/15/2039	2,448,296	2,358,504	2,533,458
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015(b)	3 Year Libor + 4.000% (5.125% Floor)	5.125%	5/1/2040	339,562	324,475	337,220
AKT Elevon Partners, LLC, California, 9/17/2015(b)	5 Year Libor + 3.880% (5.700% Floor)	4.970%*	10/1/2045	4,246,887	4,249,403	4,396,730
Anthony Ghostine, Kristina J. Ghostine, California, 12/1/2014(b)	3 Year Libor + 5.150% (6.300% Floor)	5.150%*	12/1/2044	397,179	397,179	404,729
BT Vineland, LLC, California, 1/5/2015(a) (b)	3 Year Libor + 5.400% (6.740% Floor)	5.340%*	1/1/2045	933,932	934,432	957,307
Caruba Properties, LLC, New Jersey, 6/12/2014(b)	6.000% (6.000% Floor)	6.000%	9/2/2036	612,637	594,392	624,926
CBERT Rifle, LLC, Utah, 7/23/2015(b)	5 Year Libor + 4.250% (5.147% Floor)	5.147%	9/1/2037	1,404,719	1,362,711	1,444,038
CBERT Williston, LLC, Colorado, 9/18/2015(b)	5 Year Libor + 4.250% (5.132% Floor)	5.132%	1/1/2038	1,288,699	1,248,396	1,307,270
CV Investment Properties, LLC, Arizona, 5/29/2014(a) (b)	5 Year Libor + 4.750% (6.000% Floor)	6.270%	10/30/2038	650,795	618,418	660,217
Edward Adourian, LLC, California, 3/7/2014(b)	6.660% (6.660% Floor)	6.660%	3/15/2039	506,934	485,285	517,251
Greenland Group US, LLC, New Jersey, 6/25/2014(b)	6.375% (6.375% Floor)	6.375%	2/1/2037	318,084	302,217	324,817
Grigorian Investments, LLC, California, 9/2/2014(b)	5 Year Libor +4.500% (6.330% Floor)	6.330%	9/15/2039	542,583	526,767	562,929

The 504 Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016 (Unaudited)

Description, State, Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value

504 FIRST LIEN LOANS (Continued)
Multi-Purpose Properties (CONTINUED)
Marcus D. Chu, Tracey Chu, California, 3/13/2015(b)	5 Year Libor + 4.750% (6.586% Floor)	6.586%	3/10/2040	$1,814,772	$1,728,378	$1,854,412
Mariano D. Cibran, Florida, 5/23/2016(b)	3 Year Libor + 5.160% (6.160% Floor)	6.240%	6/1/2046	1,312,575	1,269,502	1,323,455
None of Your Business, LLC, Illinois, 9/11/2014(b)	3 Year Libor + 5.000% (6.250% Floor)	6.250%	9/15/2044	505,149	488,185	510,271
Palomar Oaks Corp., California, 1/30/2014(b)	5 Year Libor + 4.500% (6.280% Floor)	6.280%	2/1/2039	1,322,881	1,299,495	1,360,299
PATC, LLC, California, 8/19/2014(a) (b)	3 Year Libor + 3.250% (4.360% Floor)	4.360%	9/15/2044	4,032,725	3,994,877	4,131,502
PennRose Studios, LLC, California, 12/17/2014(a) (b)	3 Year Libor + 5.400% (6.630% Floor)	5.230%*	1/1/2045	898,483	899,851	923,211
Rayr Holdings, LLC, California, 7/31/2015(b)	3 Year Libor + 5.775% (7.025% Floor)	7.025%	7/1/2045	961,385	915,309	964,745
Ruby View Investments, LLC, Oregon, 5/15/2014(b)	5 Year Libor + 4.000% (6.500% Floor)	6.500%	6/26/2037	2,117,505	2,022,311	2,157,401
Rug Palace, Inc. dba Rug Palace Expo, California, 2/27/2014(b)	Prime + 2.250% (5.500% Floor)	4.620%*	2/15/2044	674,873	674,873	690,679
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016(b)	1 Month Libor + 4.500%	4.990%	9/12/2023	740,586	729,768	736,737
South Washington Street Realty, LLC, Indiana, 7/21/2016(b)	3 Year Libor + 5.160% (5.910% Floor)	6.035%	7/1/2046	310,193	299,422	309,258
Stanley Avenue Realty, LLC, New York, 9/17/2014(a) (b)	4 Year Libor + 3.720% (4.770% Floor)	4.770%	9/15/2044	1,890,173	1,890,103	1,981,583
Storage Fit, LLC, California, 2/12/2015(b)	5 Year Libor + 5.750% (7.390% Floor)	5.140%*	3/1/2045	415,107	415,447	426,577
Summers Holdings, LLC, Missouri, 3/18/2016(b)	1 Month Libor + 2.850%	3.340%	4/15/2021	518,741	510,157	514,442
Watson Kellogg Property, LLC, Washington, 2/9/2015(a) (b)	5 Year Libor + 4.250% (5.700% Floor)	5.920%	6/1/2040	665,745	636,963	681,760
Watson Osburn Property, LLC, Washington, 2/9/2015(a) (b)	5 Year Libor + 4.250% (5.700% Floor)	5.880%	6/1/2040	533,201	509,299	545,118
Watson RathDrum Property, LLC, Washington, 2/9/2015(a) (b)	5 Year Libor + 4.250% (5.700% Floor)	5.920%	6/1/2040	1,393,081	1,337,132	1,431,172
ZC Park, LLC, Arizona, 10/17/2014(b)	5 Year Libor + 4.000% (5.880% Floor)	5.880%	10/15/2044	1,378,812	1,315,467	1,393,159
Total Multi-Purpose Properties						40,344,624
Total 504 First Lien Loans (identified cost of $46,548,194)						$47,610,138

The 504 Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016 (Unaudited)

	Shares	Fair Value

Short-Term Investments – 9.62%
Federated Government Obligations Fund - Institutional Class, 0.26%(d)	5,038,513	$5,038,513
Total Short-Term Investments (Cost $5,038,513)		5,038,513

Total Investments – 100.51% (Cost $51,586,707)		52,648,651
Liabilities in Excess of Other Assets – (0.51)%		(269,306)
Total Net Assets –100.00%		$52,379,345

(a)	All or portion of these 504 First Lien Loans may serve as collateral for any debt extended on the line of credit.
(b)	504 First Lien Loans are restricted as to resale. The cost and fair value as of September 30, 2016 was $46,548,194 and $47,610,138, respectively.
(c)
Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(d)	The rate shown is the annualized 7-day yield as of September 30, 2016.
*	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First lien Loan floor rate.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of The 504 Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, the Board chairman and the Fund’s other officers, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes quarterly reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$7,265,514	$7,265,514
Multi-purpose Properties	-	-	40,344,624	40,344,624
Short-Term Investment	5,038,513	-	-	5,038,513
Total	$5,038,513	$-	$47,610,138	$52,648,651
*	For the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of June 30, 2016	Purchase and funding of investments	Proceeds from principal payments and sales of portfolio investments	Net realized gain on investments	Net change in unrealized depreciation on investments	Amortization of discount and premium	Balance as of September 30, 2016

Investments
Hospitality Properties	$7,329,428	$-	$(24,258)	$-	$(39,345)	$(311)	$7,265,514
Multipurpose Properties	40,482,248	310,819	(185,381)	-	(257,649)	(5,413)	40,344,624
Total Investments	$47,811,676	$310,819	$(209,639)	$-	$(296,994)	$(5,724)	$47,610,138

Change in unrealized appreciation/(depreciation) from Level 3 investments held at September 30, 2016 is $(296,994).

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30 2016:

						Impact to Fair Value from an Increase in Input
	FairValue as of September 30, 2016			Weighted Average
Type of Level 3 Investment		Valuation Technique	Unobservable Inputs		Range

Hospitality Properties	$7,265,514	Discounted Cash Flows	Purchase Price	$101	$100 - 104	Decrease**
			Debt Service Coverage Ratio	2.05	1.27-2.74	N/A*
			Effective Loan to Value Ratio	49.7%	46% - 53%	Decrease
			Average Personal Credit Score	715	687-761	N/A*

Multipurpose Properties	40,344,624	Discounted Cash Flows	Purchase Price	$102.377	$100 -105	Decrease**
			Debt Service Coverage Ratio	1.59	1.01 - 3.28	N/A*
			Effective Loan to Value Ratio	50.36%	37.45% - 64%	Decrease
			Average Personal Credit Score	754	686 - 819	N/A*

Total Level 3 Investments	$47,610,138

*	A decrease in the input would result in a decrease in fair value.
**	An increase in the spread from the Fund's purchase price to the benchmark utilized within the fair value methodology would result in a decrease in fair value

Federal Income Taxes
At September 30, 2016, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$51,586,707

Gross unrealized appreciation	$1,073,369
Gross unrealized depreciation	(11,425)

Net unrealized appreciation/(depreciation) on investments	$1,061,944

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The 504 Fund

By (Signature and Title)	/s/ Robert O. Judge
Robert O. Judge, President
(principal executive officer)

Date	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert O. Judge
Robert O. Judge, President
(principal executive officer)

Date	November 29, 2016

By (Signature and Title)	/s/ Dean Pelos
Dean Pelos, Chief Compliance Officer
(principal financial officer)

Date	November 29, 2016